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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09086

TD WATERHOUSE FAMILY OF FUNDS, INC.
(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005
(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc., 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:      212-908-7537

Date of fiscal year end:      October 31, 2004

Date of reporting period:      July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS-14.3%
$22,789,708	Americredit Automobile Receivables, Ser. 2004 BM Cl. A-1, 1.31%, due 4/6/05 (GTY: MBIA
	Insurance Corp.)	1.31	$22,789,708
45,000,000	Belford U.S. Capital Co., LLC, due 9/20/04 (Notes A, E)	1.41	44,999,387
50,000,000	Belford U.S. Capital Co., LLC, due 10/8/04 (Notes A, E)	1.35	50,000,000
50,000,000	Belford U.S. Capital Co., LLC, due 12/6/04 (Notes A, E)	1.36	49,998,246
48,000,000	Belford U.S. Capital Co., LLC, due 1/13/05 (Notes A, E)	1.36	48,000,000
100,000,000	Belford U.S. Capital Co., LLC, due 1/21/05 (Notes A, E)	1.42	99,995,181
70,000,000	CORSAIR Trust 1-1009, 1.38%, due 9/30/04 (Credit: General Electric Capital Corp.; JPMorgan
	Chase Bank) (Notes A, B, E)	1.38	70,000,000
50,000,000	CORSAIR Trust 1-1010, 1.35%, 8/23/04 (Credit: General Electric Capital Corp.; JPMorgan
	Chase Bank) (Notes A, B, E)	1.35	50,000,000
150,000,000	CORSAIR Trust 1-1012, 1.63%, due 10/5/04 (Credit: JPMorgan Chase Bank; AIG) (Notes
	A, B, E)	1.63	150,000,000
100,000,000	LEAFs, LLC, 1.43%, due 8/20/04 (Credit: AIG) (Notes A, E)	1.43	100,000,000
72,000,000	Metropolitan Life Global Funding I, 1.50%, due 8/28/04 (Notes A, E)	1.50	72,000,000
25,080,000	Old Slip Funding Corp., 1.21%, due 8/20/04 (Credit: Bank of New York, NY) (Note E)	1.21	25,063,984
25,074,000	Old Slip Funding Corp., 1.53%, due 9/28/04 (Credit: Bank of New York, NY) (Note E)	1.53	25,012,597
140,000,000	RACERS Trust, Ser. 2004-6-MM, 1.43%, due 8/23/04 (GTY: Lehman Bros. Holdings Inc.)
	(Notes A, E)	1.10	140,000,000

			947,859,103

	BROKER/DEALER OBLIGATIONS-10.8%
50,000,000	Goldman Sachs Group, Inc., 1.67%, due 9/15/04 (Notes A, E)	1.49	50,000,000
335,000,000	Merrill Lynch & Co., Inc., 1.51%, due 8/11/04 (Note A)	1.50	335,007,760
35,000,000	Morgan Stanley, 1.36%, due 8/4/04 (Note A)	1.36	35,000,000
43,800,000	Morgan Stanley, 1.50%, due 8/16/04 (Note A)	1.50	43,800,000
250,000,000	Morgan Stanley, 1.43%, due 8/16/04 (Note A)	1.43	250,000,000

			713,807,760

	EXTENDIBLE COMMERCIAL NOTES-2.6%
40,000,000	ASAP Funding Inc., 1.54%, due 9/22/04 (Credit: Bank of America Corp.; Citigroup, Inc.)
	(Notes E, F)	1.54	39,911,600
100,000,000	ASAP Funding Inc., 1.55%, due 9/23/04 (Credit: Bank of America Corp.; Citigroup, Inc.)
	(Notes E, F)	1.55	99,776,222
34,570,000	Newcastle Certificate Program, 1.34%, due 8/20/04 (Notes E, F)	1.34	34,545,551

			174,233,373

	FINANCE & INSURANCE OBLIGATIONS-7.3%
200,000,000	American Express Credit Corp., 1.41%, due 8/5/04 (Note A)	1.41	200,000,000
75,500,000	Associates Corp. of N.A., 1.67%, due 9/27/04 (Note A)	1.67	75,500,000
4,400,000	Kokomo Grain Co., Inc. Ser. 2002-A, 1.54%, due 8/6/04 (LOC: General Electric Capital Corp.)
	(Notes A, C, E)	1.54	4,400,000
86,000,000	Meridian Funding Co., LLC, Extendible MTN, 1.20%, due 5/5/04 (GTY: MBIA) (Notes A, E)	1.20	86,000,000
100,000,000	Sigma Finance Inc., 1.23%, due 12/3/04 (Notes E, G)	1.23	100,000,000
22,000,000	Sigma Finance Inc., 1.50%, due 5/20/05	2.18	21,880,354

			487,780,354

	FUNDING AGREEMENTS-4.1%
275,000,000	Metropolitan Life Insurance Co., 1.78%, due 10/1/04 (Notes A, B)	1.78	275,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	INDUSTRIAL & OTHER COMMERCIAL PAPER-0.9%
$6,350,353	Amtrak Trust 93-A, Ser. A, 1.43% (GTY: General Electric Co.) (Note C)	1.43	$6,350,353
20,931,864	Amtrak Trust 93-B, Ser. A, 1.43% (GTY: General Electric Co.) (Note C)	1.43	20,931,864
17,104,223	Amtrak Trust 93-B, Ser. B, 1.43% (GTY: General Electric Co.) (Note C)	1.43	17,104,223
7,100,000	CFM International, Inc., Ser 1999, 1.42% (GTY: General Electric Co.) (Notes C, E)	1.42	7,100,000
10,000,000	Frontenac Properties, Inc., 1.42% (GTY: Sisters of Mercy Health Systems, Inc.) (Notes C, E)	1.42	10,000,000

			61,486,440

	LOAN PARTICIPATIONS-1.5%
20,000,000	Army & Air Force Exchange Service, 1.17%, due 5/20/04 (Notes A, B)	1.17	20,000,000
56,200,000	Cos-Mar Company, 1.12%, due 5/25/04 (GTY: General Electric Co.) (Notes A, B)	1.12	56,200,000
10,000,000	Wellesley College, 1.37%, due 8/2/04 (Note B)	1.37	10,000,000
10,000,000	Wellesley College, 1.52%, due 9/1/04 (Note B)	1.52	10,000,000

			96,200,000

	TOTAL CORPORATE OBLIGATIONS-41.5%		2,756,367,030

	BANK OBLIGATIONS

	BANK NOTES-11.0%
85,000,000	Bank of New York Co., Inc., 1.47%, due 8/27/04 (Notes A, E)	1.47	85,000,000
240,000,000	Bayerische Landesbank GZ, 1.44%, due 8/24/04 (Note A)	1.44	240,000,000
25,000,000	Royal Bank of Canada, 1.34%, due 8/10/04 (Note A)	1.34	25,000,000
60,000,000	Wells Fargo & Co., 1.39%, due 9/2/04 (Note A)	1.37	60,000,000
165,000,000	Wells Fargo & Co., 1.35%, due 8/16/04 (Notes A, E)	1.35	165,000,000
85,000,000	Wells Fargo & Co., 1.45%, due 8/16/04 (Note A)	1.45	85,000,000
70,000,000	Westpac Banking Corp. NY, 1.41%, due 9/13/04 (Note A)	1.41	70,000,000

			730,000,000

	DOMESTIC BANK SUPPORTED OBLIGATIONS-6.3%
2,835,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank) (Note C)	1.46	2,835,000
4,330,000	Anacortes Class Assets, LLC Ser. 2003A, 1.53% (LOC: Bank of America, N.A.) (Note C)	1.51	4,330,000
4,800,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 1.85% (LOC: Bank of New York, NY)
	(Note C)	1.82	4,800,000
7,200,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs. Ser. 2002, 1.48% (LOC:
	Fifth Third Bank) (Note C)	1.46	7,200,000
7,320,000	Black Property Management, LLC, Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third
	Bank) (Notes C, E)	1.46	7,320,000
9,055,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001, 1.48% (Credit: PNC Bank, N.A.; Univ. of
	DE) (Note C)	1.46	9,055,000
18,270,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 1.50% (LOC: Wachovia Bank,
	N.A.) (Notes C, E)	1.48	18,270,000
5,900,000	CEGW, Inc., Ser. 1999, 1.42% (LOC: PNC Bank, N.A.) (Note A)	1.40	5,900,000
4,000,000	Chatham Capital Corp. Tax., Ser. 2003, 1.43% (LOC: Fifth Third Bank) (Note C)	1.41	4,000,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank)
	(Note C)	1.46	5,320,000
11,515,000	Cooley, Inc. International Tax, Ser. 2000, 1.48% (LOC: Wachovia Bank, N.A.) (Notes C, E)	1.46	11,515,000
8,050,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 1.50%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1.48	8,050,000
2,430,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax.
	Secs., Ser. 2003, 1.48% (LOC: Fifth Third Bank) (Note C)	1.46	2,430,000
6,935,000	DAPSCO, Inc., Tax., Ser. 2002, 1.48% (LOC: Fifth Third Bank) (Notes C, E)	1.46	6,935,000
4,115,000	Dayton Freight Lines, Inc., Ser. 2001, 1.48% (LOC: Fifth Third Bank) (Note C)	1.46	4,115,000
22,775,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 1.48% (LOC: Fifth Third Bank)
	(Notes C, E)	1.46	22,775,000
5,500,000	Dormont Manufacturing Co., Ser. 2000A, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	5,500,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$13,900,000	EPI Corp., Tax Adj. Rate Notes, Ser. 1998, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.40	$13,900,000
7,395,000	EXAL Corp., Ser. 2001, 1.48% (LOC: Fifth Third Bank) (Notes C, E)	1.46	7,395,000
4,250,000	FE, LLC, Loan Program Notes, Ser. A, 1.43% (LOC: Fifth Third Bank) (Note C)	1.41	4,250,000
9,000,000	Fresh Advantage, Inc., Tax, Ser. A, 1.53% (LOC: Wachovia Bank, N.A.) (Notes C, E)	1.53	9,000,000
4,090,000	General Secretariat of the OAS, Tax., Ser. A, 1.48% (LOC: Bank of America, N.A.) (Note C)	1.46	4,090,000
1,505,000	General Secretariat of the OAS, Tax., Ser. A, 1.45% (LOC: Bank of America, N.A.) (Note C)	1.43	1,505,000
4,725,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank) (Note C)	1.46	4,725,000
3,180,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 1.48% (LOC: Fifth
	Third Bank) (Note C)	1.46	3,180,000
1,800,000	Gutwein & Co., Inc. & Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 1.48% (LOC:
	Fifth Third Bank) (Note C)	1.46	1,800,000
1,900,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third
	Bank) (Note C)	1.46	1,900,000
3,660,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 1.48% (LOC: Fifth Third Bank) (Note C)	1.46	3,660,000
3,020,000	Liter's, Inc., Adj. Rate Tax. Secs., Ser. 2002, 1.48%, (LOC: Fifth Third Bank) (Note C)	1.46	3,020,000
40,000,000	LP Pinewood SPV, LLC, Increment Tax., Ser. 2003, 1.48% (LOC: Wachovia Bank, N.A.) (Note
	C)	1.48	40,000,000
10,000,000	Miss. Bus. Fin. Corp. Tax IDB (Pottery Barn, Inc. Proj.) Ser. 2004, 1.47% (LOC: Bank of
	America, N.A.) (Note C)	1.45	10,000,000
12,090,000	Pitney Road Partners, LLC Tax., Ser. 2003A, 1.48% (LOC: Fleet National Bank) (Note C)	1.48	12,090,000
8,100,000	R.M.D Corp., Tax., Ser. 2001, 1.48% (LOC: Fifth Third Bank) (Notes C, E)	1.46	8,100,000
3,420,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes) Tax., 1.62% (LOC: Bank One, N.A.)
	(Note C)	1.60	3,420,000
4,800,000	Rockwood Quarry, LLC, Tax., Ser. 2002, 1.43% (LOC: Fifth Third Bank) (Note C)	1.41	4,800,000
6,600,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 1.48% (LOC: Bank of America, N.A.)
	(Note C)	1.46	6,600,000
5,685,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank)
	(Notes C, E)	1.46	5,685,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons Inc. Adj. Rate Tax. Secs., Ser.
	2003, 1.48% (LOC: Fifth Third Bank) (Note C)	1.46	3,000,000
3,870,000	Sound Class Assets, LLC, Ser. 2003A, 1.53% (LOC: Bank of America, N.A.) (Note C)	1.51	3,870,000
6,400,000	South Central Communications Corp., Adj. Rate Tax. Secs., Ser. 2003, 1.43% (LOC: Fifth Third
	Bank) (Note C)	1.41	6,400,000
6,955,000	SouthCorr, LLC, Tax., Ser. 2001, 1.48% (LOC: Wachovia Bank, N.A.) (Note C)	1.46	6,955,000
4,290,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	4,290,000
7,800,000	Tacoma Goodwill Industries, Tax., Ser. 2003, 1.48% (LOC: Bank of America, N.A.) (Note C)	1.46	7,800,000
4,150,000	Team Rahal of Pittsburg, Inc., Tax., Ser. 2002, 1.48% (LOC: PNC Bank, N.A.) (Note C)	1.46	4,150,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002A, 1.49% (LOC: Bank One, N.A.)
	(Note C)	1.47	15,000,000
17,600,000	The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002B, 1.49% (LOC: Bank One, N.A.)
	(Note C)	1.47	17,600,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002C, 1.49% (LOC: Bank One, N.A.)
	(Note C)	1.47	15,000,000
5,805,000	The Scranton Times, L.P., Ser. 1997, 1.43% (LOC: PNC Bank, N.A.) (Notes C, E)	1.43	5,805,000
10,890,000	Triad Group, Inc., Ser. 1997, 1.50% (LOC: Wachovia Bank, N.A.) (Note C)	1.48	10,890,000
15,220,000	Turfway Park, LLC, Tax., Ser. 2001, 1.48% (LOC: Fifth Third Bank) (Notes C, E)	1.46	15,220,000
3,300,000	Two Gateway L.P., Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third Bank)
	(Notes C, E)	1.46	3,300,000
1,700,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 1.48% (LOC: Fifth Third
	Bank) (Note C)	1.46	1,700,000
9,760,000	William Thies & Sons, Inc., Ser. 1999, Tax., 1.50% (LOC: Wachovia Bank, N.A.) (Notes C, E)	1.48	9,760,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 1.38% (LOC: Bank One, N.A.)
	(Note C)	1.36	3,000,000
3,450,000	Yuengling Beer Co., Inc., Ser. 1999A, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	3,450,000

			416,660,000

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT-5.0%
195,000,000	Canadian Imperial Bank of Commerce, 1.43%, due 8/16/04 (Note A)	1.43	195,000,000
50,000,000	Deutshe Bank AG, 1.37%, due 8/5/04	1.25	50,000,657
90,000,000	Svenska Handelsbanken AB, 1.25%, due 12/31/04	1.25	90,000,000

			335,000,657

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT-1.1%
$75,000,000	Societe Generale, 1.42%, due 8/31/04	1.25	$75,010,413

	FOREIGN BANK SUPPORTED OBLIGATIONS-12.0%
70,000,000	Banco Bradesco S.A. Grand Cayman Branch, due 12/15/04 (LOC: Calyon NY) (Note E)	1.87	69,510,778
75,000,000	Banco Cuscatlan, S.A., due 1/5/05 (LOC: ING Bank N.V.)	1.85	74,401,437
10,000,000	Banco Continental de Panama, S.A., Ser. A, due 2/10/05 (LOC: Calyon NY)	1.97	9,895,458
15,000,000	BBVA Bancomer S.A., Grand Cayman Branch, due 10/8/04 (LOC: ING Bank N.V.) (Note E)	1.17	14,967,133
27,000,000	Brooksby Village, Inc., Ser. 2002, 1.50% (LOC: LaSalle Bank, N.A.) (Note C)	1.48	27,000,000
40,368,000	COFCO Capital Corp., due 9/27/04 (LOC: Rabobank Nederland)	1.54	40,270,209
6,925,000	Franklin Avenue Assoc. L.P., Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal
	Courthouse & Post Office Proj.) 1.43% (Credit: Landesbank Hessen-Thueringen GZ; AMBAC)
	(Notes C, E)	1.41	6,925,000
235,000,000	HBOS Treasury Services PLC, 1.28%, due 8/20/04 (GTY: Bank of Scotland)(Notes A, E)	1.28	235,000,512
45,000,000	HBOS Treasury Services PLC, 1.35%, due 9/02/04 (GTY: Bank of Scotland) (Notes A, E)	1.35	45,000,000
66,500,000	HBOS Treasury Services PLC, 1.58%, due 9/24/04 (GTY: Bank of Scotland) (Notes A, E)	1.58	66,500,000
50,000,000	Irish Permanent Treasury PLC, due 9/2/04 (GTY: Irish Life & Permanent PLC) (Note E)	1.40	49,937,778
100,000,000	Irish Permanent Treasury PLC, due 9/27/04 (GTY: Irish Life & Permanent PLC) (Note E)	1.53	99,759,333
49,550,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First Mtg., Tax., Ser. 1998B, 1.43% (LOC: BNP
	Paribas) (Notes C, E)	1.41	49,550,000
4,645,000	St. Francis Place, CA (L.P.-St. Francis Place), MFH, Tax., Ser. 1998, 1.43% (LOC: Credit
	Suisse First Boston) (Notes C, E)	1.41	4,645,000

			793,362,638

	TOTAL BANK OBLIGATIONS-35.4%		2,350,033,708

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.) Ser. 2001, 1.43% (LOC: PNC Bank,
	N.A.) (Note C)	1.41	22,000,000
7,000,000	Brooks Cty. Dev. Auth. Tax. IDB (Landboard, Inc. Proj.) Ser. 2003, 1.48% (LOC: Bank of
	America, N.A.) (Note C)	1.48	7,000,000
55,000,000	CA Pollution Control Fin. Auth. Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, due
	8/5/04 (GTY: BP Amoco PLC)	1.32	55,000,000
2,600,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container,
	Inc. Proj.), 1.63% (LOC: Bank One, N.A.) (Note C)	1.61	2,600,000
20,044,000	Connecticut HFA Housing Mtg. Fin. Prog. Bonds, Ser. F1, 1.35%, (Credit: Landesbank Hessen-
	Thueringen GZ; AMBAC) (Note C)	1.35	20,044,000
19,900,000	Ill. Dev. Auth. Revenue Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 1.35%
	(LOC: Northern Trust Company) (Note C)	1.33	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 1.34% (LOC: Bank One,
	N.A.) (Note C)	1.32	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 1.34% (Credit: MBIA;
	Bank of America NT & SA) (Note C)	1.32	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-I, 1.34% (Credit: MBIA;
	Bank One, N.A.) (Note C)	1.34	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-II, 1.34% (Credit: MBIA;
	Bank One, N.A.) (Note C)	1.34	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 1.34% (Credit: MBIA;
	Bank One, N.A.) (Note C)	1.32	15,200,000
6,960,000	Indus. Dev. Board of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport
	Industrial Loop, L.P. Proj.), 1.49%, due 8/4/04 (LOC: Bank One, N.A.) (Note C)	1.47	6,960,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 5.00%
	(LOC: Fortis Bank) (Note C)	5.00	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 1.48% (Credit: FGIC;
	Bank of America, N.A.) (Note C)	1.46	18,500,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 1.50% (LOC: Wachovia Bank,
	N.A.) (Note C)	1.48	18,200,000
3,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 1.52% (LOC: Bank
	One, N.A.) (Note C)	1.50	3,500,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$15,950,000	Municipal Gas Auth. of GA, Gas Rev. Bonds, Tax. Ser. A, 1.51%, (Credit: Bank One Kentucky,
	N.A.; Wachovia Bank, N.A.; Bayerische Landesbank GZ) (Note C)	1.49	$15,950,000
41,500,000	NY City HDC (Multi-Family Mtg. Rev. Bonds - Ninth Ave), 2002 Ser. A, 1.34% (LOC: Fleet
	National Bank) (Note C)	1.34	41,500,000
25,360,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002 Ser. A, 1.34%
	(LOC: Bayerische Landesbank GZ) (Note C)	1.34	25,360,000
30,700,000	NY State HFA, Service Contract Rev. Bonds. 2003 Ser. J, 1.33% (LOC Landesbank Hessen-
	Thueringen GZ) (Note C)	1.31	30,700,000
40,000,000	NY State Power Auth. Tax. Ser. 3, due 8/4/04	1.32	39,995,600
3,990,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser. 1999, 1.85% (LOC: Bank of
	New York, NY) (Note C)	1.82	3,990,000
50,000,000	State of Miss. Tax. GO Bonds (Nissan No. America, Inc. Proj.), Ser. 2003A, 1.34% (LOC: Bank
	of America, N.A.) (Note C)	1.32	50,000,000
27,685,000	State of Texas (Veteran's Land Refunding Bonds) Tax. GO, Ser. 2002, 1.33% (LIQ:
	Landesbank Hessen-Thueringen GZ) (Note C)	1.33	27,685,000
18,000,000	Texas Public Control Fin. Auth. Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, due
	8/4/04 (LIQ: Texas, State of)	1.32	18,000,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding
	Bonds, Ser. C 2002, 1.54% (Credit: FSA; Dexia Credit Local) (Note C)	1.54	7,700,000
63,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 8/4/04 (LOC: Landesbank
	Hessen-Thueringen GZ)	1.34	62,992,965
5,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds Ser. 2004, 1.45%
	(LOC: Bank of America, N.A.) (Note C)	1.43	5,000,000

	TAXABLE MUNICIPAL OBLIGATIONS-8.9%		591,577,565

	U.S. GOVERNMENT AGENCY OBLIGATIONS
125,000,000	FNMA Mortgage-backed Discount Notes (Pool 760124), 1.32%, due 10/1/04	1.33	124,721,476
20,000,000	FNMA Mortgage-backed Discount Notes (Pool 760407), 2.08%, due 5/2/05	2.11	19,684,533
68,426,000	FNMA Notes, 3.50%, due 9/15/04	1.42	68,597,017
75,000,000	FNMA Notes, 1.28%, due 4/22/05 (Note G)	1.28	75,000,000
150,000,000	FNMA Notes, 1.55%, due 5/04/05 (Note G)	1.55	150,000,000
50,000,000	FHLB Notes, 1.58%, due 5/20/05 (Note G)	1.58	50,000,000
46,750,000	Overseas Private Investment Corp. Certs. of Participation Ser. 1995-221/308, 2.53%, due
	6/15/05	2.53	46,854,017

	U.S. GOVERNMENT AGENCY OBLIGATIONS-8.1%		534,857,043

	REPURCHASE AGREEMENT-6.9%
461,004,000	Bank of America, N.A.
	• 1.37% dated 7/30/04, due 8/2/04 in the amount of $461,056,631
	• fully collaterized by U.S. Government securities,
	coupon range 4.50% to 5.50%,
	maturity range 7/1/19 to 3/1/34, value $470,224,081	1.37	461,004,000

	TOTAL INVESTMENTS (Cost $6,693,839,346)-100.8%		6,693,839,346

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET-(0.8)%		(53,008,215)

	NET ASSETS-100.0%		$6,640,831,131

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2004
(Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2004. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. At July 31, 2004, the value of these securities amounted to $641,200,000 representing 9.7% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $2,379,678,302 or 35.8% of net assets.

(F)	Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer's option prior to maturity date.

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GO	General Obligation GTY Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFH	Multi-Family Housing
MTN	Medium Term Note

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FEDERAL HOME LOAN BANK—5.8%
$50,000,000	Discount Notes, due 8/26/04	1.55	$49,989,528
17,000,000	Notes, 6.25%, due 8/13/04	1.13	17,028,229
25,000,000	Notes, 1.28%, due 4/22/05 (Note C)	1.28	25,000,000

			92,017,757

	FANNIE MAE—44.9%
30,000,000	Discount Notes, due 8/4/04	1.58	30,000,000
50,000,000	Discount Notes, due 9/29/04	1.46	49,880,361
46,000,000	Mortgage-Backed Discount Notes, due 8/9/04	1.06	45,989,164
34,513,000	Mortgage-Backed Discount Notes, due 8/24/04	1.35	34,483,233
10,000,000	Mortgage-Backed Discount Notes, due 9/1/04	1.40	9,987,944
56,870,000	Mortgage-Backed Discount Notes, due 9/1/04	1.26	56,808,296
58,898,240	Mortgage-Backed Discount Notes, due 10/1/04	1.62	58,736,565
44,763,000	Mortgage-Backed Discount Notes, due 10/1/04	1.60	44,642,509
47,608,280	Mortgage-Backed Discount Notes, due 10/1/04	1.59	47,480,419
10,000,000	Mortgage-Backed Discount Notes, due 10/1/04	1.57	9,973,397
100,000,000	Mortgage-Backed Discount Notes, due 10/1/04	1.07	99,818,694
56,235,000	Mortgage-Backed Discount Notes, due 10/6/04	1.55	56,075,199
75,819,100	Mortgage-Backed Discount Notes, due 11/1/04	1.65	75,502,871
42,681,000	Mortgage-Backed Discount Notes, due 12/1/04	1.36	42,484,288
50,000,000	Notes, 1.55%, due 5/4/05 (Note C)	1.55	50,000,000
1,000,000	Notes, 6.50%, due 8/15/04	1.13	1,002,029

			712,864,969

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—21.8%
80,000,000	Army & Air Force Exchange Service, 1.40%, due 8/20/04 (Notes A, B)	1.40	80,000,000
50,000,000	Army & Air Force Exchange Service, 1.42%, due 11/22/04 (Note B)	1.42	50,000,000
49,272,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 9/18/04	1.05	49,174,770
51,688,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 9/18/04	1.05	51,586,003
26,876,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 9/18/04	1.05	26,822,965
56,669,319	Overseas Private Investment Corp. (OPIC) Ser. 1997-553-XXX, 1.57%, due 10/2/04 (Note A)	1.57	56,669,319
3,200,000	Overseas Private Investment Corp. (OPIC) COP 1995-197, 1.39%, due
	8/4/04 (Note A)	1.39	3,200,000
28,231,002	Totem Ocean Trailer Express, Inc., U.S. Gov't. Gtd. Ship Financing Notes, Ser. 2002-2, 1.55%,
	due 8/16/04 (Note A)	1.55	28,226,036

			345,679,093

	REPURCHASE AGREEMENTS—33.5%
280,628,000	Bank of America Securities LLC
	• 1.37% dated 07/30/04, due 08/2/04 in the amount of $280,660,038
	• fully collateralized by U.S. Government securities,
	coupon range 5.00% to 5.50%,
	maturity range 3/1/34 to 7/1/34, value $286,240,560	1.37	280,628,000
250,000,000	Morgan Stanley & Co., Inc.
	• 1.36% dated 7/30/04, due 8/2/04 in the amount of $250,028,333
	• fully collateralized by U.S. Government securities, coupon 5.00%,
	maturity range 8/1/33 to 7/1/34, value $255,000,000	1.36	250,000,000

			530,628,000

	TOTAL INVESTMENTS (Cost $1,681,189,819)—106.0%		1,681,189,819

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.6)%		(94,916,391)

	NET ASSETS—100.0%		$1,586,273,428

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2004. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. At July 31, 2004, the value of these securities amounted to $130,000,000 representing 8.2% of net assets.

(C)	Security may be called at issuer's option prior to maturity date.

COP	Certificates of Participation

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA-2.5%
$4,400,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995, 1.15% (Note A)	1.15	$4,400,000
2,700,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 2001, 1.15% (Note A)	1.15	2,700,000
3,700,000	Huntsville IDB Rev. Bonds (Central CPVC Corp.Proj.) Ser.1998, 1.22% (LOC: Citibank, N.A.) (Note A)	1.22	3,700,000
2,355,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 1.32% (LOC: Wachovia Bank, N.A.) (Note A)	1.32	2,355,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 1.16% (LOC: U.S. Bank, N.A.) (Note A)	1.16	4,650,000
480,000	Troy Elec. Water & Sewer Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.40	482,366
730,000	Water Pollution Control Auth. Rev. Bonds, 2.50%, due 8/15/04 (Insured: AMBAC)	1.05	730,402

			19,017,768

	ARIZONA-0.3%
2,200,000	Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.), 1.09% (LOC: Societe Generale) (Note A)	1.09	2,200,000

	ARKANSAS-0.4%
3,290,000	DFA Rev. Bonds (Conestoga Wood Proj.) 1.22% (LOC: Wachovia Bank, N.A.) (Note A)	1.22	3,290,000

	CALIFORNIA-1.9%
12,947,135	FHLMC MFC Rev. Bonds, Ser. M001, 1.23% (LIQ: FHLMC) (Notes A, C)	1.23	12,947,135
1,300,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M, 1.11% (LOC: FNMA) (Note A)	1.11	1,300,000

			14,247,135

	COLORADO-8.9%
3,400,000	Colorado Springs Rev. Bonds (Sinton Dairy Proj.) 1.18% (LOC: Wells Fargo Bank, N.A.) (Note A)	1.18	3,400,000
5,000,000	Denver City & Cty. Airport Rev. Bonds, 1.19% (LIQ: Bank of New York, NY) (Note A)	1.19	5,000,000
36,945,000	Denver City & Cty. SFM Rev. Bonds, 1.42, put 5/25/05 (GIC: CDC) (Notes A, C)	1.42	36,945,000
8,360,000	Dept. of Transportation GO Bonds (Roaring Forks Proj.) 1.16% (LIQ: Bank of New York, NY) (Notes A, C)	1.16	8,360,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) 1.08% (LIQ: FHLMC) (Note A)	1.08	2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser. A, 1.28% (LOC: Bank One, N.A.) (Note A)	1.28	1,000,000
8,475,000	HFA Rev. Bonds (Roaring Forks Proj.) 1.23% (LIQ: Bank of New York, NY) (Notes A, C)	1.23	8,475,000
1,000,000	Pitkin IDRB (Aspen Skiing Co. Proj.) 1.11% (LOC: Bank One, N.A.) (Note A)	1.11	1,000,000

			66,580,000

	CONNECTICUT-0.0%
310,000	Special Tax Obligation Infrastructure Rev. Bonds, 5.60% prerefunded 10/1/04 @ 101 (Note B)	1.10	315,404

	DISTRICT OF COLUMBIA-3.2%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 1.22% (LOC: Landesbank Hessen-Thuringen GZ)
	(Note A)	1.22	12,000,000
5,010,000	HFA Rev. Bonds, Ser. D, 1.14% (LIQ: Lehman Brothers) (Notes A, C)	1.14	5,010,000
3,085,000	Metropolitan Airport Rev. Bonds, 3.00%, due 10/1/04 (Insured: FGIC)	1.15	3,094,430
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 1.14% (LIQ: Citibank, N.A.) (Notes A, C)	1.14	4,000,000

			24,104,430

	FLORIDA-4.3%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.), 1.13% (LOC: FNMA) (Note A)	1.13	7,025,000
2,000,000	Board of Education GO Bonds (ABN-AMRO Munitops 1998), 1.08%, put 1/12/05 (LIQ:ABN-AMRO Bank NV)
	(Note C)	1.08	2,000,000
6,000,000	Broward Cty. EDA Rev. Bonds (Nova Southeastern), 1.13% (LOC: Bank of America, N.A.) (Note A)	1.13	6,000,000
620,000	Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.), 1.10% (LOC: Societe Generale) (Note A)	1.10	620,000
400,000	Dade Cty. Resource Recovery Rev. Bonds, 5.10%, due 10/1/04 (Insured: AMBAC)	1.10	402,644
580,000	Dade Cty. Sch. Dist. GO Bonds, 5.50%, due 8/1/04 (Insured: MBIA)	1.00	580,000
470,000	Fishhawk Comm. Dev. Dist. Rev. Bonds, 2.00%, due 5/1/05 (Insured: MBIA)	1.65	471,213
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 1.13% (LOC: FNMA) (Note A)	1.13	2,500,000
2,000,000	Hillsborough Cty. Port Auth. Rev. Bonds, 6.50%, due 6/1/05 (Insured: FSA)	1.45	2,083,005
680,000	Orlando Wastewater Rev. Bonds, 2.00%, due 10/1/04 (Insured: AMBAC)	1.10	681,011
1,000,000	Pasco Cty. Solid Waste Rev. Bonds, 5.75%, due 4/1/05 (Insured: AMBAC)	1.50	1,027,937
1,600,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.) Ser. 1986, 1.19%, (LOC: SunTrust Bank)
	(Note A)	1.19	1,600,000
7,000,000	University Athletic Association Rev. Bonds, 3.00%, put 10/1/04 (LOC: SunTrust Bank)	1.06	7,022,444
405,000	Village Center Community Dev. Rev. Bonds, 1.15%, due 10/1/04 (Insured: MBIA)	1.15	404,595

			32,417,849

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	GEORGIA-0.3%
$1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 1.22% (LOC: Wachovia Bank, N.A.) (Note A)	1.22	$1,400,000
1,100,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 1.13% (LOC: Bank of America, N.A.) (Note A)	1.13	1,100,000

			2,500,000

	HAWAII-0.0%
300,000	GO Bonds, 6.25%, prerefunded 1/1/05 @ 100 (Note B)	1.10	306,398

	ILLINOIS-5.6%
295,000	Berwyn GO Bonds, 2.00%, due 12/1/04 (Insured: AMBAC)	1.15	295,827
4,460,000	Chicago Water Rev. Bonds (MERLOT), 1.20%, put 1/21/04 (LIQ: Wachovia Bank, N.A.) (Note C)	1.12	4,460,000
455,000	Decatur Park Dist. GO Bonds, 2.40%, due 12/15/04 (Insured: FGIC)	1.20	457,010
1,575,000	DFA Rev. Bonds (D.E. Akin Seed Proj.), 1.23% (LOC: Banc One, N.A.) (Note A)	1.23	1,575,000
500,000	DFA Rev. Bonds (Overton Gear & Tool Corp.), 1.24% (LOC: LaSalle Bank, N.A.) (Note A)	1.24	500,000
600,000	DFA Rev. Bonds (Profile Plastics Proj.), 1.17% (LOC: LaSalle Bank, N.A.) (Note A)	1.17	600,000
11,150,000	Educ. Facs. Auth. Rev. Bonds (Field Museum Natural History), 1.08% (LOC: Bank of America, N.A.) (Note A)	1.08	11,150,000
3,925,000	Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society), 1.08% (LOC: Bank One, N.A.) (Note A)	1.08	3,925,000
335,000	HDA Rev. Bonds (MERLOT) Ser. A10, 1.15%, put 2/11/05 (LIQ: Wachovia Bank, N.A.) (Note C)	1.15	335,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.), 1.15% (LOC: JPMorgan Chase Bank) (Note A)	1.15	2,100,000
1,565,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 1.24% (LOC: LaSalle Bank, N.A.) (Note A)	1.24	1,565,000
1,435,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 1.24% (LOC: LaSalle Bank, N.A.) (Note A)	1.24	1,435,000
400,000	Municipal Elec. Agency Power Supply Rev. Bonds, 5.00%, due 2/1/05 (Insured: FSA)	1.10	407,757
2,220,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.), 1.17% (LOC: LaSalle Bank, N.A.) (Note A)	1.17	2,220,000
3,630,000	Oswego IDRB (Griffith Labs Proj.), 1.13% (LOC: LaSalle Bank, N.A.) (Note A)	1.13	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.), 1.17% (LOC: PNC Bank, N.A.) (Note A)	1.17	5,000,000
2,000,000	Richmond IDRB (Maclean Fogg Co. Proj.), 1.15% (LOC: Bank of America, N.A.) (Note A)	1.15	2,000,000
500,000	Winnebago & Boone Ctys. GO bonds, 5.90%, due 2/1/05 (Insured: FGIC)	1.60	510,622

			42,166,216

	INDIANA-3.8%
20,000,000	Bond Bank Rev. Notes, 2.00%, due 1/25/05	1.10	20,086,055
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20), 1.16% (LOC: US Bank, N.A.) (Note A)	1.16	500,000
1,100,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc.,Proj.), 1.26% (LOC: LaSalle Bank, N.A.) (Note A)	1.26	1,100,000
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.), 1.08% (LOC: Bank of America, N.A.) (Note A)	1.08	3,600,000
950,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.), 1.22% (LOC: PNC Bank, N.A.) (Note A)	1.22	950,000
1,250,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.), 1.35% (LOC: Bank One, N.A.) (Note A)	1.35	1,250,000
1,000,000	University Rev. Bonds, 5.25%, due 8/1/04 (Insured: MBIA)	0.98	1,000,000

			28,486,055

	IOWA-0.6%
2,500,000	Dubuque IDA Rev. Bonds (Jeld-Wen Inc., Proj.) Ser. 1988, 1.24% (LOC: LaSalle Bank, N.A.) (Note A)	1.24	2,500,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional Blood Center) 1.08% (LOC: Wells Fargo Bank, N.A.)
	(Note A)	1.08	1,500,000
200,000	Sioux Central USD GO Bonds, 6.00%, prerefunded 5/1/05 @ 100 (Note B)	1.20	207,118

			4,207,118

	KANSAS-1.9%
3,325,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT), 1.50%, put 4/27/05 (LIQ: Wachovia Bank, N.A.) (Note C)	1.50	3,325,000
10,590,000	Sedgewick Cty. Mortgage Rev. Bonds (Roaring Forks Proj.) Ser. 2002-8, 1.23% (LIQ: Bank of New York, NY)
	(Notes A, C)	1.23	10,590,000

			13,915,000

	KENTUCKY-2.6%
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American Stainless), 1.13% (LOC: Fifth Third Bank) (Note A)	1.13	3,000,000
1,100,000	Cynthiana IDRB (Bullard Co. Proj.), 1.18% (LOC: Bank One, N.A.) (Note A)	1.18	1,100,000
10,430,000	Danville Multi-City Lease Rev. Bonds, 1.18%, due 9/22/04 (LOC: Fifth Third Bank)	1.18	10,430,000
4,000,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.), 1.19% (LOC: SunTrust Bank) (Note A)	1.19	4,000,000
415,000	Muhlenberg Cty. SD GO Bonds, 2.50%, due 4/1/05 (Insured: FSA)	1.28	418,333
260,000	Property & Bldg. Comm. Rev. Bonds, 3.00%, due 8/1/04 (Insured: MBIA)	1.15	260,000
500,000	Rural Water Fin. Corp. Rev. Bonds, 2.25%, due 2/1/05 (Insured: MBIA)	1.15	502,727

			19,711,060

	LOUISIANA-2.9%
5,440,000	Jefferson Parish IDRB (George J. Ackel Sr. Proj.), 1.19% (LOC: Regions Bank) (Note A)	1.19	5,440,000
10,000,000	New Orleans Sales Tax Rev. Bonds, 1.19% (LIQ: Lehman Brothers) (Notes A, C)	1.19	10,000,000
2,350,000	Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil Proj.) Ser. 1994, 1.15% (Note A)	1.15	2,350,000
1,000,000	Regional Trans. Auth. COP, 5.00%, due 5/1/05 (Insured: MBIA)	1.10	1,028,938
3,000,000	St. Charles Parish IDRB (Shell Oil Co.) Ser. 1992A, 1.15% (Note A)	1.15	3,000,000

			21,818,938

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MAINE-0.3%
$2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 1.19% (LOC: Bank of New York, NY) (Note A)	1.19	$2,000,000

	MASSACHUSETTS-1.6%
200,000	GO Bonds, 5.75%, prerefunded 2/1/05 @ 101 (Note B)	1.15	206,569
2,630,000	HEFA Rev. Bonds (Becker College) Ser. A1, 1.13% (LOC: Fleet National Bank) (Note A)	1.13	2,630,000
500,000	HFA Rev. Bonds, Ser. B, 5.50%, due 12/1/04 (Insured: MBIA)	1.20	507,103
535,000	HFA Rev. Bonds, Ser. B, 5.55%, due 12/1/04 (Insured: MBIA)	1.20	542,690
700,000	IDA Rev. Bonds (October Co. Inc. Proj.), 1.09% (LOC: Fleet National Bank) (Note A)	1.09	700,000
2,545,000	IDRB (Frequency & Time Sys.), 1.18% (LOC: Wells Fargo Bank, N.A.) (Note A)	1.18	2,545,000
5,000,000	North Adams BANS GO Notes, 2.00%, due 2/25/05	1.15	5,023,934

			12,155,296

	MICHIGAN-1.2%
1,700,000	Lowell IDRB (Litehouse Proj), 1.27% (LOC: Fifth Third Bank) (Note A)	1.27	1,700,000
6,000,000	Municipal Bond Auth. Rev. Notes, 2.00%, due 8/23/04 (LOC: JPMorgan Chase Bank)	1.03	6,003,463
1,220,000	Strategic Fund PCR Bonds (Jo-Mar Family/ Troy Tube & Mfg. Proj.), 1.20% (LOC: Fifth Third Bank)
	(Note A)	1.20	1,220,000

			8,923,463

	MINNESOTA-1.2%
4,000,000	Bemidji ISD GO Notes, 1.25%, due 9/30/04	1.10	4,000,970
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 1.25% (LOC: LaSalle Bank, N.A.)
	(Note A)	1.25	5,000,000

			9,000,970

	MISSISSIPPI-0.1%
800,000	Business Fin. Corp. IDRB (Lehman Roberts Co. Proj.) Ser. A, 1.18% (LOC: Bank of America, N.A.) (Note A)	1.18	800,000

	MISSOURI-2.4%
14,150,000	Dev. Fin. Board Rev. Bonds (Southeast Missouri State Univ.), 1.07% (LOC: US Bank, N.A.) (Note A)	1.07	14,150,000
2,000,000	HEFA Rev. Bonds (Washington Univ.) Ser. A , 1.10% (LIQ: JPMorgan Chase Bank) (Note A)	1.10	2,000,000
400,000	HEFA Rev. Bonds, 7.50%, prerefunded 8/15/04 @ 102 (Note B)	1.10	408,968
1,200,000	IDRB (Filtration Group Inc.), 1.23% (LOC: LaSalle Bank, N.A.) (Note A)	1.23	1,200,000

			17,758,968

	MONTANA-0.2%
1,300,000	Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.), 1.23% (LOC: BNP Paribas) (Note A)	1.23	1,300,000

	NEBRASKA-0.2%
1,745,000	Lancaster Cty. Hosp. Auth. Rev. Bonds (Immanuel Health Sys.) 1.11% (LOC: LaSalle Bank, N.A.) ( Note A)	1.11	1,745,000

	NEVADA-0.7%
5,000,000	Clark Cty. IDRB (Nevada Cogeneration Assoc. #2) 1.16% (LOC: ABN-AMRO Bank N.V.) (Note A)	1.16	5,000,000

	NEW HAMPSHIRE-1.8%
6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A, 1.09% (LOC: Fleet National Bank)
	(Note A)	1.09	6,205,000
5,700,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc. Proj.), 1.13% (LOC: Fleet National Bank) (Note A)	1.13	5,700,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 1.23% (LOC: PNC Bank, N.A.) (Note A)	1.23	1,250,000

			13,155,000

	NEW JERSEY-0.3%
525,000	Dover Municipal Util. Auth. Rev. Bonds, 4.25%, due 2/15/05 (Insured: FGIC)	1.05	533,973
300,000	EDA Rev. Bonds (Educ. Testing), 5.90%, prerefunded 5/15/05 @ 102 (Note B)	1.60	315,947
250,000	EDA Rev. Bonds (Educ. Testing), 6.25%, prerefunded 5/15/05 @ 102 (Note B)	1.40	264,379
500,000	Jersey City GO Bonds, 4.50%, due 10/1/04 (Insured: AMBAC)	1.10	502,808
250,000	Monmouth Cty. Imp. Auth. Rev. Bonds, 5.00%, due 12/1/04 (Insured: MBIA)	1.10	253,225
250,000	North Hudson Sewer Auth. Rev. Bonds, 4.90%, due 8/1/04 (Insured: FGIC)	1.10	250,000
300,000	West New York GO Bonds, 4.75%, due 8/15/04 (Insured: AMBAC)	1.10	300,416

			2,420,748

	NEW MEXICO-0.7%
900,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 1.18% (LOC: Bank of America, N.A.) (Note A)	1.18	900,000
1,060,000	Albuquerque IDRB (Karsten Co. of New Mexico) Ser. 1997A, 1.27% (LOC: Bank One, N.A.) (Note A)	1.27	1,060,000
3,200,000	Farmington IDRB (Independent Mobility Sys. Proj.) Ser. A, 1.15% (LOC: Bank of America, N.A.) (Note A)	1.15	3,200,000

			5,160,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	NORTH CAROLINA-0.2%
$1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) 1.17% (LOC: Wachovia Bank, N.A.) (Note A)	1.17	$1,000,000
400,000	Gastonia GO Bonds, 2.50%, due 4/1/05 (Insured: FSA)	1.65	402,228

			1,402,228

	OHIO-2.9%
6,530,000	Akron Rev. Bonds (Munitops) Ser. 2003-37, 1.09%, put 12/8/04 (LIQ: ABN-AMRO Bank N.V.) (Note C)	1.09	6,530,000
5,000,000	Butler Cty. Healthcare Facs. Rev. Bonds (Lifesphere Proj.), 1.10% (LOC: US Bank, N.A.) (Note A)	1.10	5,000,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at Jordan Proj.), 1.13% (LOC: Fifth Third Bank) (Note A)	1.13	5,000,000
2,700,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) Ser. 1999, 1.15% (Note A)	1.15	2,700,000
2,215,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) Ser. 2002, 1.15% (Note A)	1.15	2,215,000

			21,445,000

	OKLAHOMA-2.4%
815,000	DFA Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.25	820,025
2,850,000	Muskogee City & Cty. Trust Port Auth. Rev. Bonds, 1.30% (LOC: Bank of America, N.A.) (Note A)	1.30	2,850,000
13,970,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 1.02%, put 9/1/04 (Credit: Bayerische
	Landesbank GZ)	1.02	13,970,000

			17,640,025

	OREGON-0.5%
3,400,000	Hillsboro Rev. Bonds (Oregon Graduate Institute), 1.13% (LOC: Comerica Bank, N.A.) (Note A)	1.13	3,400,000

	PENNSYLVANIA-1.8%
2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank), 1.10% (LOC: PNC Bank, N.A.) (Note A)	1.10	2,800,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Madlyn & Leonard Abramson), 1.10% (LOC: Allied
	Irish Bank PLC) (Note A)	1.10	4,455,000
3,450,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Philadelphia Geriatric), 1.10% (LOC: Allied Irish
	Bank PLC) (Note A)	1.10	3,450,000
1,500,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.), 1.27% (LOC: Wachovia Bank, N.A.) (Note A)	1.27	1,500,000
850,000	Pittsburgh GO Bonds, 6.00%, due 3/1/05 (Insured: MBIA)	1.65	871,224

			13,076,224

	RHODE ISLAND-0.7%
2,500,000	Hsg. & Mortgage Fin. Corp. Rev. Bonds (Homeownership Opportunity) Ser. 38B, 5.00%, due 9/1/04	1.20	2,507,975
2,500,000	Ind. Fac. Corp. IDRB (NFA Corp. Proj.), 1.14% (LOC: Fleet National Bank) (Note A)	1.14	2,500,000

			5,007,975

	SOUTH CAROLINA-4.7%
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO Munitops #7), 1.19% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, C)	1.19	8,000,000
700,000	Beaufort GO Bonds, 2.00%, due 2/1/05 (Insured: MBIA)	1.10	703,131
8,000,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 1.16% (LOC: Deutsche Bank, AG)
	(Note A)	1.16	8,000,000
4,000,000	Greenville City & Cty. IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 1.22% (LOC: Wachovia Bank,
	N.A.) (Note A)	1.22	4,000,000
1,400,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.), 1.22% (LOC: Wachovia Bank, N.A.) (Note A)	1.22	1,400,000
3,315,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 1.22% (LOC: PNC Bank, N.A.) (Note A)	1.22	3,315,000
10,000,000	Piedmont Muni. Power Agy. Rev. Bonds, 1.02% (LIQ: Credit Suisse First Boston) (Note A)	1.02	10,000,000

			35,418,131

	SOUTH DAKOTA-0.1%
800,000	HEFA Rev. Bonds, 5.00%, due 9/1/04 (Insured: MBIA)	1.20	802,550

	TENNESSEE-5.6%
2,350,000	Franklin Cty. IDB (Franklin Ind. Inc. Proj.), 1.29% (LOC: Bank of America, N.A.) (Note A)	1.29	2,350,000
4,050,000	Hendersonville Hsg. IDB (Windsor Park Proj.), 1.08% (LIQ: FNMA) (Note A)	1.08	4,050,000
500,000	Maury Cty. GO Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.60	501,640
11,000,000	Memphis Elec. Sys. Rev. Bonds, 2.00%, due 12/1/04	1.15	11,030,851
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops) Ser. 1999-1, 1.15% (LIQ: ABN-
	AMRO N.V.) (Notes A, C)	1.15	10,000,000
4,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (Timberlake Proj.), 1.07% (LOC: FNMA) (Note A)	1.07	4,000,000
6,500,000	Monroe Cty. IDB Rev. Bonds (American Transit Corp. Proj.), 1.29% (LOC: Fleet National Bank) (Note A)	1.29	6,500,000
3,200,000	Montgomery Cty. Pub. Building Rev. Bonds (Montgomery Cty. Loan), 1.08% (LOC: Bank of America, N.A.)
	(Note A)	1.08	3,200,000

			41,632,491

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	TEXAS-12.1%
$2,060,000	Brazos River Auth. Rev. Bonds (TXU Energy Co.) Ser. 2001D, 1.17%, (LOC: Credit Suisse First Boston)
	(Note A)	1.17	$2,060,000
415,000	Clint ISD GO Bonds, 2.00%, due 8/15/04 (GTY: Permanent School Fund)	1.10	415,142
500,000	Dallas-Fort Worth Regional Airport Rev. Bonds, 5.00%, due 11/1/04 (Insured: MBIA)	1.00	504,731
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 1.13% (LIQ: FNMA) (Note A)	1.13	6,000,000
1,675,000	El Paso ISD GO Bonds, 5.00%, due 8/15/04	1.10	1,677,478
3,000,000	Gulf Coast IDA Rev. Bonds (BP Global Power), 1.15% (Note A)	1.15	3,000,000
2,700,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1993, 1.15% (Note A)	1.15	2,700,000
5,200,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1994, 1.15% (Note A)	1.15	5,200,000
1,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1996, 1.15% (Note A)	1.15	1,600,000
3,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1997, 1.15% (Note A)	1.15	3,000,000
3,800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 2002, 1.15% (Note A)	1.15	3,800,000
12,800,000	Harris Cty. HFC Rev. Bonds, 1.14% (LIQ: Lehman Brothers) (Notes A, C)	1.14	12,800,000
1,869,000	Houston Airport Rev. Bonds (ABN-AMRO Munitops Trust Cert.) Ser.1998-15, 1.20% (LIQ: ABN-AMRO Bank
	N.V.) (Notes A, C)	1.20	1,869,000
300,000	Houston Water & Sewer Rev. Bonds, 5.50%, due 12/1/04 (Insured: FGIC)	1.12	304,345
500,000	North Central Health Facs. Rev. Bonds (Zale Lipshy Univ. Proj.) 5.50%, due 4/1/05 (Insured: FSA)	1.65	512,630
2,100,000	North Harris Montgomery Community GO Bonds, 3.00%, due 2/15/05 (Insured: AMBAC)	1.15	2,120,777
225,000	Port Arthur GO Bonds, 8.00%, due 2/15/05 (Insured: MBIA)	1.15	233,262
6,300,000	Richardson ISD GO Bonds, 1.10%, put 4/1/05 (GTY: Permanent School Fund)	1.10	6,300,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj. ) Ser. 1998, 1.18% (LOC:
	Bank of America, N.A.) (Note A)	1.18	2,000,000
3,000,000	San Marcos IDC Rev. Bonds (TB Woods Inc. Proj. ), 1.22% (LOC: PNC Bank, N.A.) (Note A)	1.22	3,000,000
27,000,000	TRANS, 2.00%, due 8/31/04	1.16	27,018,616
4,390,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 1.14% (Note A)	1.14	4,390,000

			90,505,981

	UTAH-0.2%
1,300,000	Trementon City IDRB (La-Z-Boy Chair Co. Proj.) Ser. 1990, 1.19% (LOC: Bank One, N.A.) (Note A)	1.19	1,300,000

	VARIOUS STATES-3.5%
24,997,014	FHLMC MFC Rev. Bonds, Ser. M002, 1.28% (LIQ: FHLMC) (Notes A, C)	1.28	24,997,014
1,100,000	Greystone Tax Exempt Cert., Ser.1998-2, 1.21% (LOC: Credit Suisse First Boston) (Notes A, C)	1.21	1,100,000

			26,097,014

	VIRGINIA-3.1%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 1.14% (LIQ: Citibank, N.A.) (Notes A, C)	1.14	8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O' Sullivan Industries Proj.) 1.23% (LOC: Wachovia Bank, N.A.) (Note A)	1.23	1,000,000
3,800,000	King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1995, 1.16% (LOC: Credit Suisse First Boston)
	(Note A)	1.16	3,800,000
4,400,000	King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1996, 1.16% (LOC: Credit Suisse First Boston)
	(Note A)	1.16	4,400,000
1,500,000	King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1997, 1.16% (LOC: Credit Suisse First Boston)
	(Note A)	1.16	1,500,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.), 1.13% (LOC: JPMorgan Chase Bank) (Note A)	1.13	2,900,000
1,460,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.), 1.08% (LOC: FHLMC) (Note A)	1.08	1,460,000

			23,060,000

	WASHINGTON-9.4%
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I , 1.13% (LOC: Fleet National Bank) (Note A)	1.13	3,410,000
2,000,000	EDA Rev. Bonds (Ace Tank Proj.) 1.17% (LOC: US Bank, N.A.) (Note A)	1.17	2,000,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 1.13% (LOC: US Bank, N.A.) (Note A)	1.13	900,000
350,000	GO Bonds, 3.00%, due 1/1/05 (Insured: MBIA)	1.05	352,827
8,995,000	Hsg. Fin. Comm. Rev. Bonds (Boardwalk Apts. Proj.) 1.13% (LOC: FNMA) (Note A)	1.13	8,995,000
6,200,000	Hsg. Fin. Comm. Rev. Bonds (Bremerton Senior Living) 1.13% (LOC: FNMA) (Note A)	1.13	6,200,000
1,900,000	Hsg. Fin. Comm. Rev. Bonds (Lake Washington Apt. Proj.) 1.13% (LOC: Bank of America, N.A.) (Note A)	1.13	1,900,000
2,000,000	Hsg. Fin. Comm. Rev. Bonds (Merrill Gardens Proj.) Ser. A, 1.13% (LOC: FNMA) (Note A)	1.13	2,000,000
10,900,000	Hsg. Fin. Comm. Rev. Bonds (Mill Plain Crossing Proj.) 1.04% (LOC: Harris Trust and Savings Bank) (Note A)	1.04	10,900,000
2,250,000	Hsg. Fin. Comm. Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 1.17% (LOC: US Bank, N.A.) (Note A)	1.17	2,250,000
4,620,000	Hsg. Fin. Comm. Rev. Bonds (Woodlands Proj.) Ser. A, 1.13% (LOC: FNMA) (Note A)	1.13	4,620,000
155,000	King & Snohomish Ctys. GO Bonds, 2.00%, due 12/1/04 (Insured: FSA)	1.09	155,465
1,100,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.), 1.17% (LOC: US Bank, N.A.) (Note A)	1.17	1,100,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 1.17% (LOC: Bank of New York, NY) (Note A)	1.17	2,000,000
19,205,000	Public Power Supply Rev. Bonds (MERLOT), 1.15%, put 2/1/05 (LIQ: Wachovia Bank, N.A. ) (Notes A, C)	1.15	19,205,000
4,000,000	Snohomish Cty. Pub. Util. Dist. Rev. Bonds, 4.00%, due 12/1/04	1.20	4,036,991

			70,025,283

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

WISCONSIN-2.4%
$3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.), 1.25% (LOC: Bank One, N.A.) (Note A)	1.25	$3,000,000
450,000	DePere GO Bonds, 2.00%, due 10/1/04 (Insured: AMBAC)	1.10	450,667
2,130,000	Grand Chute IDRB (Surface Mount Technology Proj.) 1.43% (LOC: Bank One, N.A.) (Note A)	1.43	2,130,000
7,765,000	HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B, 1.09% (LOC: US Bank, N.A.)	1.09	7,765,000
740,000	Hsg & Econ. Dev. Auth. Rev. Bonds, 2.35%, due 3/1/05 (Insured: FSA)	1.30	744,478
660,000	Janesville IDRB (Freedom Plastics Inc. Proj.) 1.17% (LOC: LaSalle Bank, N.A.) (Note A)	1.17	660,000
315,000	Waukesha Cty. GO Bonds, 2.00%, due 4/1/05	1.15	316,761
2,600,000	Waunakee Community SD BANS, 1.55%, due 4/1/05	1.10	2,600,032
275,000	Wausau Promissory Notes, 2.00%, due 4/1/05 (Insured: MBIA)	1.25	276,357

17,943,295

WYOMING-0.1%
495,000	Albany Cty. Improv. State Trust COP, 3.00%, due 1/15/05 (Insured: MBIA)	1.40	498,567

TOTAL MUNICIPAL OBLIGATIONS
	(Cost $743,957,580)-99.4%		743,957,580

	OTHER ASSETS AND LIABILITIES, NET-0.6%		4,220,824

	NET ASSETS-100.0%		$748,178,404

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
(B)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(C)	Securities exempt from registration under the Securities Act of 1933. These securities may beresold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $198,948,149 or 26.6% of the net assets.
AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Authority
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GIC	Guaranteed Investment Contract
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HEFA	Health & Education Facilities Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
PCR	Pollution Control Revenue Bond
SD	School District
SFM	Single Family Mortgage
TRANS	Tax Revenue Anticipation Notes
USD	Unified School District

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA-95.7%
$3,400,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.), 1.21% (LOC: Allied Irish Bank PLC) (Note A)	1.21	$3,400,000
1,900,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A , 1.11% (LOC: Bank of Nova Scotia) (Note A)	1.11	1,900,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 1.11% (LIQ: JPMorgan Chase Bank)
	(Notes A, C)	1.10	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 1.11% (LOC: FNMA) (Note A)	1.11	5,000,000
4,225,000	Baldwin Park COP, 1.09% (LOC: Allied Irish Bank PLC) (Note A)	1.09	4,225,000
4,500,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A, 1.11% (LOC: KBC Bank NV) (Note A)	1.11	4,500,000
175,000	Contra Costa Transportation Auth. Rev. Bonds, 6.00%, due 3/1/05 (Insured: FGIC)	1.10	179,953
3,995,000	Compton USD GO Bonds (MERLOT), 1.13% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.13	3,995,000
7,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 1.10% (LIQ: Dexia Credit Local) (Note A)	1.10	7,000,000
6,000,000	Econ. Rec. Rev. Bonds, Ser. C11, 1.08% (LOC: BNP Paribas) (Note A)	1.08	6,000,000
5,000,000	Econ. Rec. Rev. Bonds, Ser. C16, 1.06% (LIQ: Dexia Credit Local) (Note A)	1.06	5,000,000
16,457,800	FHLMC MFC Rev. Bonds, Ser. M001, 1.23% (LIQ: FHLMC) (Notes A, C)	1.23	16,457,800
2,995,000	Fresno Airport Rev. Bonds (MERLOT) Ser. 2000B1, 1.18% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.18	2,995,000
981,000	Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B, 1.08% (Credit: FGIC) (Note A)	1.08	981,000
4,700,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health) Ser. A , 1.06% (LOC: Bank One, N.A.) (Note A)	1.06	4,700,000
300,000	HFA Rev. Bonds, 5.25%, due 8/1/04 (Insured: AMBAC)	1.05	300,000
1,300,000	Huntington Beach MFH Rev. Bonds, 1.06% (LOC: FHLMC) (Note A)	1.06	1,300,000
4,660,000	Infrastructure & Economic Dev. Rev. Bonds (Hydro Systems Proj.), 1.16% (LOC: Comerica Bank, N.A.) (Note A)	1.16	4,660,000
2,145,000	Infrastructure & Economic Dev. Rev. Bonds, Ser. A, 1.16% (LOC: Comerica Bank, N.A.) (Note A)	1.16	2,145,000
1,336,000	Irvine Ranch Water Dist. Rev. Bonds, 1.08% (LOC: KBC Bank, NV) (Note A)	1.08	1,336,000
1,500,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. B, 1.08% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	1.08	1,500,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.), 1.11% (LOC: FNMA) (Note A)	1.11	7,700,000
1,900,000	Livermore COP Rev. Bonds, 1.08% (LIQ: Dexia Credit Local) (Note A)	1.08	1,900,000
15,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 1.06%, put 12/3/04 (GIC: AIG)	1.06	15,000,000
400,000	Los Angeles Cty. IDB (Alameda Properties) 1.11% (LOC: Bank of America, N.A.) (Note A)	1.11	400,000
1,000,000	Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B, 1.04% (Credit: Dexia Credit Local) (Note A)	1.04	1,000,000
1,050,000	Los Angeles Dept. of Airports Rev. Bonds, 6.00%, due 5/15/05 (Insured: FGIC)	1.15	1,089,707
4,000,000	Los Angeles Int'l. Airport Rev. Bonds, Ser. C2, 1.15%, put 11/15/04 (LOC: Bayerische Landesbank GZ,
	JPMorgan Chase Bank, Landesbank Baden-Wurttemburg)	1.15	4,000,000
200,000	Los Angeles Int'l. Airport Rev. Bonds, Ser. C1, 1.15%, put 11/15/04 (LOC: Bayerische Landesbank GZ,
	JPMorgan Chase Bank, Landesbank Baden-Wurttemburg)	1.20	199,936
800,000	Los Angeles Hsg. Rev. Bonds, Ser. K , 1.07% (LOC: FHLB) (Note A)	1.07	800,000
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts.) Ser. H, 1.03% (LOC: Bank of America, N.A.)
	(Note A)	1.03	1,200,000
4,600,000	Los Angeles Multi-Family Rev. Bonds (Tri City Proj.) Ser. I, 1.09% (LOC: Citibank, N.A.) (Note A)	1.09	4,600,000
4,990,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 1.13% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.13	4,990,000
3,000,000	Los Angeles Wastewater Sys. Rev. Bonds, 1.15%, put 12/9/04 (LIQ: FGIC)	1.15	3,000,000
1,500,000	Milpitas Redev. Agency Rev. Bonds, 2.00%, due 9/1/04 (Insured: MBIA)	1.05	1,501,195
435,000	Merced Cty. COP Rev. Bonds, 3.00%, due 11/1/04 (Insured: MBIA)	1.05	437,058
11,200,000	Metropolitan Water Dist. of Southern CA Rev. Bonds, 1.06% (LIQ: Bank of America, N.A.) (Note A)	1.06	11,200,000
5,930,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT), 1.35%, put 5/4/05 (LIQ: Wachovia Bank, N.A.)
	(Note C)	1.35	5,930,000
1,100,000	Ontario IDA Rev. Bonds (Winsford Partners ) Ser. A, 1.11% ( LOC: Citibank, N.A.) (Note A)	1.11	1,100,000
2,300,000	Orange Cty. Sanit. Dist. Rev. Bonds, 1.08% (LOC: Societe Generale) (Note A)	1.08	2,300,000
500,000	Rancho Water Dist. Rev. Bonds, 3.00%, put 8/1/04 (LIQ: FGIC)	1.30	500,000
1,815,000	Riverside Cty. Asset Lease Rev. Bonds, 4.00%, due 6/1/05	1.46	1,852,872
1,665,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) 1.30% (LOC: Wells Fargo Bank) (Note A)	1.30	1,665,000
8,040,000	Riverside Hsg. Auth. Rev. Bonds (Woodcreek Proj.) 1.06% (LIQ: FHLMC) (Note A)	1.06	8,040,000
2,340,000	Rural MFA Rev. Bonds (Roaring Forks Proj.) Series 2001A, 1.15% (LIQ: Bank of New York, N.Y.) (Notes A, C)	1.15	2,340,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 1.13% (LIQ: Wachovia Bank, N.A.)
	(Note A)	1.13	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 1.13%, (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.13	2,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS), 1.23%, put 8/18/04 (LIQ: ABN-AMRO Bank N.V.) (Note C)	1.23	13,500,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.), 1.21% (LOC: Allied Irish Bank PLC) (Note A)	1.21	1,000,000
1,100,000	San Francisco City & Cty. Rev. Bonds, 5.50%, due 5/1/05 (Insured: FSA)	1.35	1,133,792
10,000,000	School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/6/05	1.60	10,127,891
2,900,000	South Bay Regional Comm. Rev. Bonds (Hawthorne Proj.), 1.08% (LOC: Allied Irish Bank PLC) (Note A)	1.08	2,900,000
8,600,000	Statewide Communities Rev. Bonds (Cathedral High School Proj.), 1.11% (LOC: Allied Irish Bank PLC) (Note A)	1.11	8,600,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.), 1.06% (LOC: US Bank, N.A.) (Note A)	1.06	3,750,000
6,270,000	Statewide CDA Rev. Bonds (Aegis Pleasant Hills Proj.) Ser. M, 1.11% (LOC: FNMA) (Note A)	1.11	6,270,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$13,500,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M, 1.11% (LOC: FNMA) (Note A)	1.11	$13,500,000
5,505,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.) Ser. LL, 1.11% (LOC: FHLB) (Note A)	1.11	5,505,000
600,000	Statewide CDA Rev. Bonds, 5.88%, prerefunded 5/1/05 @ 100 (Note B)	1.80	608,943
6,380,000	Transit Fin. Auth. Rev. Bonds, Ser. 1997, 1.08% (Credit: Credit Suisse First Boston) (Note A)	1.08	6,380,000
5,300,000	Watereuse Fin. Auth. Rev. Bonds, 1.08% (Credit: Credit Suisse First Boston) (Note A)	1.08	5,300,000

253,806,147

PUERTO RICO-4.0%
6,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1), 1.11% (LIQ: Citibank, N.A.) (Notes A, C)	1.11	6,000,000
4,700,000	Commonwealth TOC's Trust, Ser. 2001-1, 1.35% put 12/2/04 (LIQ: Bank of New York, NY) (Note C)	1.35	4,700,000

10,700,000

TOTAL MUNICIPAL OBLIGATIONS
	(Cost $264,506,147)-99.7%		264,506,147

	OTHER ASSETS AND LIABILITIES, NET-0.3%		855,954

	NET ASSETS-100.0%		$265,362,101

(A)	Securities interest which payable on demand. The rate, issubject to change, is based upon bank prime rates or an index of market rates.

(B)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(C)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $71,907,800 or 27.1% of net assets.

ABAG	Association of Bay Area Governments
AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
CDA	Community Development Authority
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GIC	Guaranteed Investment Contract
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFA	Mortgage Finance Authority
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
TOC	Tender Option Certificates
USD	Unified School District

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK-93.9%
$4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.), 1.04% (Credit: JPMorgan Chase Bank) (Note A)	1.04	$4,500,000
4,000,000	Chemung Cty. IDA Rev. Bonds (Hathorn Redev. Proj.), 1.11% (LOC: Bank of New York, NY) (Note A)	1.11	4,000,000
1,525,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 1.12% (LOC: KBC Bank NV) (Notes A, B)	1.12	1,525,000
650,000	Dorm. Auth. Rev. Bonds (School Districts) 5.00%, due 4/1/05 (Insured: MBIA)	1.50	664,948
7,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) 1.03%, put 3/8/05	1.03	7,000,000
1,500,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) Ser. A2, 1.60%, put 6/8/05	1.60	1,500,000
8,465,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 1.15% (LIQ: FNMA) (Notes A, B)	1.15	8,465,000
614,859	East Syracuse Minoa CSD GO Bonds, 4.00%, due 4/15/05 (Insured: MBIA)	1.25	626,642
702,082	Fort Ann CSD GO Bonds, 4.25%, due 6/15/05 (Insured: FSA)	1.60	718,053
2,725,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 1.08% (LOC: FHLB) (Note A)	1.08	2,725,000
2,000,000	Grand Island CSD BANS, 1.75%, due 10/15/04	1.20	2,002,194
10,000,000	Hempstead IDA Rev. Bonds, 1.23% (LIQ: Lehman Brothers) (Notes A, B)	1.23	10,000,000
1,500,000	HFA Rev. Bonds (Sayville Hsg.) Ser. A, 1.11% (LOC: Fleet National Bank) (Note A)	1.11	1,500,000
4,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A. 1.08% (LOC: FNMA) (Note A)	1.08	4,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 1.15% (LOC: FHLB) ( Note A)	1.15	1,400,000
3,400,000	HFA Rev. Bonds (Lakeview Homes) Ser. A, 1.13% (LOC: Fleet National Bank) (Note A)	1.13	3,400,000
1,000,000	HFA Rev. Bonds (Normandie Court), 1.05% (LOC: Landesbank Hessen-Thueringen GZ) (Note A)	1.05	1,000,000
4,000,000	HFA Rev. Bonds (Saxony Proj.) Ser. A, 1.08% (LOC: FNMA) (Note A)	1.08	4,000,000
820,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 1.12% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.12	820,000
1,245,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 1.12% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.12	1,245,000
115,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. B03, 1.17% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.17	115,000
1,470,000	MTA Rev. Bonds (MERLOT) Ser. A43, 1.12% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.12	1,470,000
1,600,000	Nassau Cty. GO Bonds, Ser. F, 7.00%, due 3/1/05 (Insured: FSA)	1.20	1,653,213
5,750,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A, 1.05% (LIQ: Dexia Credit Local) (Note A)	1.05	5,750,000
9,965,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS), 1.13% (LIQ: ABN-AMRO
	Bank NV) (Notes A, B)	1.13	9,965,000
1,300,000	NYC Cultural Res. Rev. Bonds (Museum of Brodcasting), 1.05% (LOC: KBC Bank NV) (Note A)	1.05	1,300,000
2,130,000	NYC GO Bonds, Ser. 1994, 1.09% (LOC: Bayerische Landesbank GZ) (Note A)	1.09	2,130,000
4,000,000	NYC GO Bonds, Ser. 1994 A6, 1.10% (LOC: Landesbank Hessen-Thueringen GZ) (Note A)	1.10	4,000,000
3,000,000	NYC HDC Rev. Bonds (Brittany Dev.) Ser. A, 1.11% (LIQ: FNMA) (Note A)	1.11	3,000,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 1.13% (LOC: Allied Irish Bank PLC) (Note A)	1.13	1,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 1.11% (LOC: JPMorgan Chase Bank) (Note A)	1.11	700,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 1.06% (LOC: Wachovia Bank, N.A.) (Note A)	1.06	2,000,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 1.08% (LIQ: JPMorgan Chase Bank) (Note A)	1.08	2,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. A, 1.08% (LIQ: Bank One, N.A.) (Note A)	1.08	2,000,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 1.10% (LIQ: Citibank, N.A.) (Notes A, B)	1.10	1,000,000
300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. C, 5.00%, due 2/1/05	1.10	305,831
2,500,000	Oneida Indian Nation Rev. Bonds, 1.06% (LOC: Bank of America, N.A.) (Note A)	1.06	2,500,000
11,507,000	Oyster Bay GO BANs, 2.00%, due 8/20/04	1.05	11,512,730
985,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 1.17% (LIQ: Wachovia Bank, N.A.)
	(Notes A, B)	1.17	985,000
822,185	South Jefferson CSD GO Bonds, 2.25%, due 4/15/05 (Insured: MBIA)	1.10	828,785
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 1.12% (LOC: Bank of Nova Scotia) (Note A)	1.12	2,365,000
2,000,000	Suffolk Cty. IDA Rev. Bonds (Ogden Martin) 5.55%, due 10/1/04 (Insured: AMBAC)	1.90	2,014,390
530,000	Suffolk Cty. GO Bonds, 3.25%, due 5/1/05 (Insured: MBIA)	1.52	536,776
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 1.10% (LIQ: JPMorgan Chase Bank) (Notes A, B)	1.10	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle) Ser. 2003-05, 1.10% (LIQ: Citibank, N.A.) (Notes A, B)	1.10	5,000,000

			127,923,562

	PUERTO RICO-5.1%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 1.35% put 12/2/04 (LIQ: Bank of New York, NY) (Note B)	1.35	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $134,923,562)-99.0%		134,923,562

	OTHER ASSETS AND LIABILITIES, NET-1.0%		1,341,413

	NET ASSETS-100.0%		$136,264,975

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
July 31, 2004
(Unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $50,290,000 or 36.9% of net assets.

AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CSD	Central School District
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTA	Municipal Transit Authority
TOC	Tender Option Certificates

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       TD Waterhouse Family of Funds, Inc.

By (Signature and Title)*             /s/ George O. Martinez, President

Date      September 17, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ George O. Martinez, President

Date      September 17, 2004

By (Signature and Title)*             /s/ Christopher Salfi, Treasurer

Date      September 17, 2004

* Print the name and title of each signing officer under his or her signature.